Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	6-K
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 232,285	$ 298,068
Short-term investments	7,186	8,490
Restricted cash	24,924	25,450
Trade receivables (note 4)	70,526	67,750
Inventories:
Ore stockpiles	61,325	52,342
Concentrates and dore bars	68,312	69,695
Supplies	191,479	222,630
Income taxes recoverable	27,077	19,313
Available-for-sale securities (notes 4 and 8)	55,309	44,719
Fair value of derivative financial instruments (notes 4 and 10)	5,308	1,835
Other current assets	97,988	92,977
Total current assets	841,719	903,269
Other assets	50,685	55,838
Goodwill (note 14)	229,279	229,279
Property, plant and mine development (note 5)	4,129,137	4,067,456
TOTAL ASSETS	5,250,820	5,255,842
Current
Accounts payable and accrued liabilities	177,898	185,329
Reclamation provision (note 13)	14,158	16,816
Dividends payable		37,905
Interest payable (note 9)	20,877	13,602
Income taxes payable	13,917	10,061
Capital lease obligations	11,347	12,955
Fair value of derivative financial instruments (notes 4 and 10)	700
Total current liabilities	238,897	276,668
Long-term debt (note 9)	800,000	830,000
Reclamation provision and other liabilities	125,289	127,735
Deferred income and mining tax liabilities	623,253	611,227
SHAREHOLDERS' EQUITY
Common shares (note 6): Outstanding - 172,867,524 common shares issued, less 491,417 shares held in trust	3,249,744	3,241,922
Stock options (notes 6 and 7)	158,437	148,032
Warrants (note 6)	24,858	24,858
Contributed surplus	15,665	15,665
Retained earnings	31,000	7,046
Accumulated other comprehensive loss (note 6)	(16,323)	(27,311)
Total shareholders' equity	3,463,381	3,410,212
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,250,820	$ 5,255,842

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2013
CONSOLIDATED BALANCE SHEETS
Common shares, issued	172,867,524
Treasury shares, held in trust	491,417

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
REVENUES
Revenues from mining operations	$ 420,422	$ 472,934
COSTS, EXPENSES AND OTHER INCOME
Production (exclusive of amortization shown separately below)	230,053	215,035
Exploration and corporate development	8,571	23,108
Amortization of property, plant and mine development (note 5)	70,071	64,553
General and administrative (note 15)	37,320	33,928
Impairment loss on available-for-sale securities (note 8)	10,995
Interest expense (note 9)	13,916	14,447
Interest and sundry expense (income)	212	(269)
Gain on derivative financial instruments (notes 4 and 10)	(2,982)	(895)
Foreign currency translation loss	3,658	15,517
Income before income and mining taxes	48,608	107,510
Income and mining taxes	24,749	28,962
Net income for the period	23,859	78,548
Net income per share - basic (note 6) (in dollars per share)	$ 0.14	$ 0.46
Net income per share - diluted (note 6) (in dollars per share)	$ 0.14	$ 0.46
Cash dividends declared per common share (in dollars per share)		$ 0.2
COMPREHENSIVE INCOME
Net income for the period	23,859	78,548
Available-for-sale securities (notes 4 and 8):
Unrealized loss	(173)	(15,019)
Reclassification to impairment loss on available-for-sale securities	10,995
Derivative financial instruments (notes 4 and 10):
Unrealized gain	81	7,274
Reclassification to production costs		(510)
Reclassification to interest expense	10
Pension benefits:
Reclassification to general and administrative expense	131	224
Income tax impact of reclassification items	(37)	75
Income tax impact of other comprehensive income (loss) items	(19)	(1,919)
Other comprehensive income (loss) for the period	10,988	(9,875)
Comprehensive income for the period	$ 34,847	$ 68,673

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Loss	Non-Controlling Interest
Balance at Dec. 31, 2011		$ 3,181,381	$ 117,694	$ 24,858	$ 15,166	$ (129,021)	$ (7,106)	$ 12,191
Balance (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Stock options (notes 6 and 7)			12,268
Shares issued under incentive share purchase plan		5,346
Shares issued under incentive share purchase plan (in shares)		160,207
Shares issued under dividend reinvestment plan		3,607
Shares issued under dividend reinvestment plan (in shares)		105,678
Shares issued for purchase of mining property (note 14)		2,447			499
Shares issued for purchase of mining property (note 14) (in shares)		68,941
Non-controlling interest eliminated upon acquisition (note 14)								(12,191)
Net income for the period						78,548
Dividends declared (nil and $0.20 per share for the period ended March 31, 2013 and 2012, respectively)						(34,106)
Other comprehensive income (loss) for the period	(9,875)						(9,875)
Restricted share unit plan (note 6)		(9,858)
Restricted share unit plan (note 6) (in shares)		(268,232)
Balance at Mar. 31, 2012		3,182,923	129,962	24,858	15,665	(84,579)	(16,981)	0
Balance (in shares) at Mar. 31, 2012		170,880,330
Balance at Dec. 31, 2012	3,410,212	3,241,922	148,032	24,858	15,665	7,046	(27,311)	0
Balance (in shares) at Dec. 31, 2012		172,102,870
Increase (Decrease) in Shareholders' Equity
Stock options (notes 6 and 7)			13,688	0
Shares issued under employee stock option plan (notes 6 and 7)		9,720	(3,283)
Shares issued under employee stock option plan (notes 6 and 7)		212,500
Shares issued under incentive share purchase plan		5,937
Shares issued under incentive share purchase plan (in shares)		146,583
Shares issued under dividend reinvestment plan		8,088
Shares issued under dividend reinvestment plan (in shares)		211,831
Shares issued for purchase of mining property (note 14)					0
Net income for the period						23,859
Dividends declared (nil and $0.20 per share for the period ended March 31, 2013 and 2012, respectively)						(62)
Other comprehensive income (loss) for the period	10,988						10,988
Restricted share unit plan (note 6)		(15,923)				157
Restricted share unit plan (note 6) (in shares)		(297,677)
Balance at Mar. 31, 2013	$ 3,463,381	$ 3,249,744	$ 158,437	$ 24,858	$ 15,665	$ 31,000	$ (16,323)	$ 0
Balance (in shares) at Mar. 31, 2013		172,376,107

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)		$ 0.2

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating activities
Net income for the period	$ 23,859	$ 78,548
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 5)	70,071	64,553
Deferred income and mining taxes	7,026	10,320
Stock-based compensation (note 7)	16,277	15,772
Impairment loss on available-for-sale securities (note 8)	10,995
Foreign currency translation loss	3,658	15,517
Other	5,131	2,799
Adjustment for settlement of environmental remediation	(2,552)	(6,232)
Changes in non-cash working capital balances:
Trade receivables	(2,776)	(14,993)
Income taxes	(3,908)	19,869
Inventories	27,992	11,549
Other current assets	(5,765)	18,810
Accounts payable and accrued liabilities	(10,102)	(29,852)
Interest payable	6,166	9,837
Cash provided by operating activities	146,072	196,497
Investing activities
Additions to property, plant and mine development (note 5)	(130,634)	(75,995)
Acquisition of Grayd Resource Corporation (note 14)		(9,322)
Decrease in short-term investments	1,304	579
Purchase of available-for-sale securities and warrants (note 8)	(12,675)	(2,003)
Decrease (increase) in restricted cash	526	(2,167)
Cash used in investing activities	(141,479)	(88,908)
Financing activities
Dividends paid	(29,890)	(30,515)
Repayment of capital lease obligations	(2,553)	(3,112)
Proceeds from long-term debt (note 9)	40,000
Repayment of long-term debt (note 9)	(70,000)	(90,000)
Repurchase of common shares for restricted share unit plan (note 6)	(19,000)	(12,031)
Common shares issued	11,939	3,580
Cash used in financing activities	(69,504)	(132,078)
Effect of exchange rate changes on cash and cash equivalents	(872)	518
Net decrease in cash and cash equivalents during the period	(65,783)	(23,971)
Cash and cash equivalents, beginning of period	298,068	179,447
Cash and cash equivalents, end of period	232,285	155,476
Supplemental cash flow information
Interest paid (note 9)	6,832	4,093
Income and mining taxes paid	$ 21,633	$ 4,305

BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2013
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying interim unaudited consolidated financial statements of Agnico Eagle Mines Limited ("Agnico Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("US GAAP") in US dollars. They do not include all of the disclosures required by US GAAP for annual financial statements. Accordingly, these interim unaudited consolidated financial statements should be read in conjunction with the fiscal 2012 audited annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2012. In the opinion of management, the interim unaudited consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at March 31, 2013 and the results of operations and cash flows for the three months ended March 31, 2013 and March 31, 2012.

  Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013.

USE OF ESTIMATES	3 Months Ended
Mar. 31, 2013
USE OF ESTIMATES
USE OF ESTIMATES

2.     USE OF ESTIMATES

  The preparation of the interim unaudited consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the interim unaudited consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the interim unaudited consolidated financial statements are reasonable and prudent; however, actual results may differ from these estimates.

ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2013
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim unaudited consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2012 audited annual consolidated financial statements except for the recently adopted accounting pronouncements discussed below.

  Recently Adopted Accounting Pronouncements

  Disclosures about Offsetting Assets and Liabilities

  In November 2011, ASC guidance was issued relating to disclosure on offsetting financial instrument and derivative financial instrument assets and liabilities. Under the updated guidance, entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the consolidated balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. The Company adopted this updated guidance, effective for the fiscal year beginning January 1, 2013. See notes 4 and 10 for disclosure on offsetting financial instrument and derivative financial instrument assets and liabilities.

  Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

  In February 2013, ASC guidance was issued relating to the reporting of amounts reclassified out of accumulated other comprehensive income. Under the updated guidance, entities are required to provide information about the amounts reclassified out of accumulated other comprehensive income by component and by consolidated statement of income line item, as required under US GAAP. The Company adopted this updated guidance, effective for the fiscal year beginning January 1, 2013. See the Company's interim unaudited consolidated statements of income and comprehensive income for reporting of amounts reclassified out of accumulated other comprehensive income.

FAIR VALUE MEASUREMENT	3 Months Ended
Mar. 31, 2013
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP and requires expanded disclosures about fair value measurements including the following three fair value hierarchy levels:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table summarizes the Company's financial assets and liabilities measured at fair value as at March 31, 2013 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$70,526	$—	$70,526
Available-for-sale securities(ii)	55,309	—	—	55,309
Fair value of derivative financial instruments(iii)	—	5,308	—	5,308

	$55,309	$75,834	$—	$131,143

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$700	$—	$700

  The following table details the Company's financial assets and liabilities measured at fair value as at December 31, 2012 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$67,750	$—	$67,750
Available-for-sale securities(ii)	44,719	—	—	44,719
Fair value of derivative financial instruments(iii)	—	2,112	—	2,112

	$44,719	$69,862	$—	$114,581

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$277	$—	$277

  (i)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

  In the event that a decline in the fair value of an investment in available-for-sale securities occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim unaudited consolidated statements of income and comprehensive income and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments in available-for-sale securities for which the cost basis exceeds its fair value.

PROPERTY, PLANT AND MINE DEVELOPMENT	3 Months Ended
Mar. 31, 2013
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

5.     PROPERTY, PLANT AND MINE DEVELOPMENT

	As at March 31, 2013			As at December 31, 2012
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,356,797	$106,852	$1,249,945	$1,356,227	$86,839	$1,269,388
Plant and equipment	2,552,940	663,985	1,888,955	2,538,328	617,826	1,920,502
Mine development costs	956,226	233,988	722,238	918,482	237,967	680,515
Construction in Progress:
Meliadine project	146,436	—	146,436	133,840	—	133,840
La India project	75,691	—	75,691	32,553	—	32,553
Goldex mine M and E zones	45,872	—	45,872	30,658	—	30,658

	$5,133,962	$1,004,825	$4,129,137	$5,010,088	$942,632	$4,067,456

SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

6.     SHAREHOLDERS' EQUITY

  In 2009, the Company implemented the restricted share unit ("RSU") plan for certain employees. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and was amortized as compensation expense over the applicable vesting period of two years.

  Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is to be amortized as compensation expense over the applicable vesting period of three years.

  During the first quarter of 2013, the Company funded the RSU plan by transferring $19.0 million (first quarter of 2012 — $12.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The common shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested common shares held by the Trust are included in the diluted EPS calculations.

  The following table summarizes the maximum number of common shares that would be outstanding if all instruments outstanding at March 31, 2013 were exercised:

Common shares outstanding at March 31, 2013	172,376,107
Employee stock options	11,726,491
Warrants	8,600,000
RSU plan	491,417

193,194,015

  The following table provides the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	Three Months Ended March 31,
	2013	2012
Net income for the period	$23,859	$78,548

Weighted average number of common shares outstanding — basic (in thousands)	172,280	170,837
Add: Dilutive impact of employee stock options	—	—
Dilutive impact of warrants	—	—
Dilutive impact of shares related to RSU plan	343	180

Weighted average number of common shares outstanding — diluted (in thousands)	172,623	171,017

Net income per share — basic	$0.14	$0.46

Net income per share — diluted	$0.14	$0.46

  The calculation of diluted net income per share has been calculated using the treasury stock method. In applying the treasury stock method, employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares for the period outstanding are not included in the calculation of diluted net income per share as the impact is anti-dilutive.

  For the first quarter of 2013 and the first quarter of 2012, all employee stock options and warrants were excluded from the calculation of diluted weighted average common shares outstanding as their effect would have been anti-dilutive.

  Accumulated other comprehensive loss

  The following table details the changes in accumulated other comprehensive loss components:

	Cumulative Translation Adjustment	Available-for-sale Securities	Derivative Financial Instruments	Pension Benefits	Total
Balance December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)
Other comprehensive (loss) income before reclassifications	—	(173)	81	—	(92)
Tax expense	—	—	(19)	—	(19)
Amounts reclassified from accumulated other comprehensive loss	—	10,995	10	131	11,136
Tax expense	—	—	(3)	(34)	(37)

Net current-period other comprehensive income	—	10,822	69	97	10,988

Balance March 31, 2013	$(16,206)	$3,142	$206	$(3,465)	$(16,323)

STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2013
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

7.     STOCK-BASED COMPENSATION

  The following continuities summarize activity with respect to the Company's outstanding employee stock options:

	Three Months Ended March 31, 2013		Three Months Ended March 31, 2012
	Number of Employee Stock Options	Weighted Average Exercise Price	Number of Employee Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	10,587,126	C$56.60	8,959,051	C$62.88
Granted	2,803,000	52.13	3,228,000	36.96
Exercised	(212,500)	37.06	—	—
Forfeited	(156,500)	61.88	90,000	60.30
Expired	(1,294,635)	54.44	449,150	48.09

Outstanding, end of period	11,726,491	C$56.05	11,647,901	C$56.29

Exercisable, end of period	7,505,295	C$59.41	7,246,739	C$59.09

  Agnico Eagle estimated the fair value of employee stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Three Months Ended March 31,
	2013	2012
Risk-free interest rate	1.49%	1.23%
Expected life of employee stock options (in years)	2.7	2.7
Expected volatility of Agnico Eagle's share price	35.0%	37.5%
Expected dividend yield	1.73%	2.17%

AVAILABLE-FOR-SALE SECURITIES	3 Months Ended
Mar. 31, 2013
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

8.     AVAILABLE-FOR-SALE SECURITIES

  During the three months ended March 31, 2013 and the three months ended March 31, 2012, the Company did not dispose of any available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at March 31, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$38,387	$4,352
Unrealized gains in accumulated other comprehensive loss	4,753	1,902

Estimated fair value	43,140	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	13,654	48,047
Unrealized losses in accumulated other comprehensive loss	(1,485)	(9,582)

Estimated fair value	12,169	38,465

Total estimated fair value of available-for-sale securities	$55,309	$44,719

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the three months ended March 31, 2013, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the first quarter of 2013, the Company recorded an $11.0 million (first quarter of 2012 — nil) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At March 31, 2013, the fair value of available-for-sale securities in an unrealized loss position was $12.2 million (December 31, 2012 — $38.5 million) with total unrealized losses in accumulated other comprehensive loss of $1.5 million (December 31, 2012 — $9.6 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at March 31, 2013.

LONG-TERM DEBT	3 Months Ended
Mar. 31, 2013
LONG-TERM DEBT
LONG-TERM DEBT

9.     LONG-TERM DEBT

  Credit Facility

  On June 22, 2010, the Company amended and restated its Credit Facility, increasing the amount available from $900.0 million to $1,200.0 million.

  On July 20, 2012, the Company further amended the Credit Facility, extending the maturity date from June 22, 2016 to June 22, 2017 and updating pricing terms to reflect improved market conditions.

  At March 31, 2013, the Credit Facility was drawn down by nil (December 31, 2012 — $30.0 million). Amounts drawn down, together with related outstanding letters of credit, resulted in Credit Facility availability of $1,198.9 million at March 31, 2013.

  2012 Notes

  On July 24, 2012, the Company closed a private placement consisting of $200.0 million of guaranteed senior unsecured notes due in 2022 and 2024 (the "2012 Notes") with a weighted average maturity of 11.0 years and weighted average yield of 4.95%.

  The following are the individual series' of the 2012 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024

	$200,000

  2010 Notes

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 (the "2010 Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

  The following are the individual series' of the issued 2010 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

  Covenants

  Payment and performance of Agnico Eagle's obligations under the Credit Facility, 2012 Notes and 2010 Notes is guaranteed by each of its significant subsidiaries and certain of its other subsidiaries (the "Guarantors").

  The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business.

  The 2012 Notes and 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets, carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

  The Credit Facility, 2012 Notes and 2010 Notes also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth.

  The Company was in compliance with all covenants contained within the Credit Facility, 2012 Notes and 2010 Notes as at March 31, 2013.

  Interest on long-term debt

  For the first quarter of 2013, total interest expense was $13.9 million (first quarter of 2012 — $14.4 million) and total cash interest payments were $6.8 million (first quarter of 2012 — $4.1 million). For the first quarter of 2013, cash interest on the Credit Facility was nil (first quarter of 2012 — $1.7 million), cash standby fees on the Credit Facility were $1.2 million (first quarter of 2012 — $1.0 million), and cash interest on the 2010 Notes and 2012 Notes was $4.9 million (first quarter of 2012 — nil). Total interest costs capitalized to property, plant and mine development for the first quarter of 2013 were $1.1 million (first quarter of 2012 — $0.2 million).

FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.   FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  As at March 31, 2012, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging, hedged $225.0 million of 2012 expenditures. $25.0 million will expire under the contract each month during 2012 at an average rate of US$1.00 = C$1.01. The effective hedges that expired for the three months ended March 31, 2012 resulted in a net realized gain of $0.5 million. As of March 31, 2012, the Company recognized a mark-to-market gain of $2.4 million in Accumulated other comprehensive loss ("AOCL"). Amounts deferred in AOCL are reclassified to the production costs line item on the interim unaudited consolidated statements of income and comprehensive income, as applicable, when the derivative financial instrument has settled. There were no effective forward contracts purchased or outstanding for the three months ended March 31, 2012.

  During the first quarter of 2013, the Company entered into a foreign exchange zero cost collar with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. The hedged item represents monthly forecast Canadian dollar cash outflows during 2013. At March 31, 2013, the zero cost collars hedged $45.0 million of 2013 expenditures at an average exchange rate of US$1.00 = C$1.03 and the Company recognized a mark-to-market gain of $0.1 million in AOCL. Amounts deferred in AOCL are reclassified to the production costs line item of the consolidated statements of income and comprehensive income, as applicable, when the hedged transaction has occurred. For the contracts that expired during the first quarter of 2013, no realized gains or realized losses were recognized. No effective foreign exchange zero cost collars were purchased or outstanding for the three months ended March 31, 2012.

  Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2013 and 2012 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on March 31, 2013 or March 31, 2012. For the three months ended March 31, 2013, the Company's foreign currency derivative financial instruments generated $0.7 million, (three months ended March 31, 2012 — $0.4 million) in call option premiums that were recognized in the gain on derivative financial instruments line item of the interim unaudited consolidated statements of income and comprehensive income.

  Commodity Price Risk Management

  During the three months ended March 31, 2013, the Company recorded intra-quarter zinc derivative financial instruments realized gains of nil (2012 — $0.4 million) that were recognized in the gain on derivative financial instruments line item of the interim unaudited consolidated statements of income and comprehensive income. There were no intra-quarter zinc derivative financial instruments outstanding at March 31, 2013 and no intra-quarter zinc derivative financial instruments were purchased during the three months ended March 31, 2013.

  In the second quarter of 2012, to mitigate the risks associated with fluctuating diesel fuel prices, the Company entered into financial contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts expiring in 2012 and totaling 9.5 million gallons of heating oil were entered into at an average price of $2.97 per gallon, which was approximately 55% of the Meadowbank mine's expected 2012 diesel fuel exposure. In addition, financial contracts expiring in 2013 and totaling 0.5 million gallons of heating oil were entered into at an average price of $2.45 per gallon, which is approximately 3% of the Meadowbank mine's expected 2013 diesel fuel exposure. The contracts expiring in 2013 did qualify for hedge accounting and the related $0.1 million market-to-market gain as at March 31, 2013 was recognized in AOCL. No heating oil financial contracts expired during the first quarter of 2013 and no similar derivative financial instruments existed for the Company in the first quarter of 2012. Amounts deferred in AOCL are reclassified to the production costs line item of the interim unaudited consolidated statements of income and comprehensive income, as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The fair value of the Company's derivative financial instruments are reported on the fair value of derivative financial instruments line item of the interim unaudited consolidated balance sheets.

  The following table summarizes the changes in AOCL balances recorded in the interim unaudited consolidated financial statements pertaining to derivative financial instruments:

	Three Months Ended March 31,
	2013	2012
Accumulated other comprehensive loss, beginning of period	$(260)	$(4,404)
Other comprehensive gain — foreign exchange derivative financial instruments	81	7,274
Reclassification to the interim unaudited consolidated statements of income	10	(510)

Accumulated other comprehensive income, end of period	$(169)	$2,360

  The following table summarizes the amounts recognized in the gain on derivative financial instruments line item of the interim unaudited consolidated statements of income:

	Three Months Ended March 31,
	2013	2012
Premiums realized on written foreign exchange call options	$684	$419
Mark-to-market gain on derivative equity contracts	2,298	—
Realized gain on zinc derivative financial instruments	—	476

Gain on derivative financial instruments	$2,982	$895

COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at March 31, 2013, the total amount of these guarantees was $152.6 million.

SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2013
SEGMENTED INFORMATION
SEGMENTED INFORMATION

12.   SEGMENTED INFORMATION

  Agnico Eagle operates in a single industry, the exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reportable segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional office
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Europe:	Kittila mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and the Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the accounting policies note. There are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the interim unaudited consolidated balance sheets at March 31, 2013, $200.1 million relates to the Meliadine project which is a component of the Canada segment and $29.2 million relates to the La India project which is a component of the Latin America segment.

  Corporate head office assets are included in the Canada segment and specific corporate income and expense items are noted separately below.

Three Months Ended March 31, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$259,688	$(168,102)	$—	$(51,516)	$1,352	$41,422
Latin America	88,596	(34,769)	—	(9,965)	(17,344)	26,518
Europe	72,138	(27,182)	—	(8,590)	11,120	47,486
Exploration	—	—	(8,571)	—	1,214	(7,357)

	$420,422	$(230,053)	$(8,571)	$(70,071)	$(3,658)	$108,069

Segment income						$108,069
Corporate and other:
Interest and sundry expense						(212)
Impairment loss on available-for-sale securities						(10,995)
Gain on derivative financial instruments						2,982
General and administrative						(37,320)
Interest expense						(13,916)

Income before income and mining taxes						$48,608

Three Months Ended March 31, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$293,559	$(153,844)	$(11,713)	$(47,105)	$(8,613)	$72,284
Latin America	104,296	(35,161)	—	(10,053)	(5,744)	53,338
Europe	75,079	(26,030)	—	(7,395)	(1,064)	40,590
Exploration	—	—	(11,395)	—	(96)	(11,491)

	$472,934	$(215,035)	$(23,108)	$(64,553)	$(15,517)	$154,721

Segment income						$154,721
Corporate and other:
Interest and sundry income						269
Gain on derivative financial instruments						895
General and administrative						(33,928)
Interest expense						(14,447)

Income before income and mining taxes						$107,510

	Total Assets as at
	March 31, 2013	December 31, 2012
Canada	$3,234,265	$3,280,158
Latin America	1,113,157	1,069,379
Europe	839,500	846,941
Exploration	63,898	59,641

	$5,250,820	$5,256,119

RECLAMATION PROVISION	3 Months Ended
Mar. 31, 2013
RECLAMATION PROVISION
RECLAMATION PROVISION

13.   RECLAMATION PROVISION

  Agnico Eagle's reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management's estimates and feasibility study calculations.

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized. During the three months ended March 31, 2013, the Company incurred $2.5 million in remediation costs that were applied against the environmental remediation liability recognized in 2011. As at March 31, 2013, the remaining Goldex mine environmental remediation liability was $20.1 million, $9.5 million of which was classified as a current liability. The Goldex mine is part of the Canada segment as described in note 12.

ACQUISITIONS	3 Months Ended
Mar. 31, 2013
ACQUISITIONS
ACQUISITIONS

14.   ACQUISITIONS

  On November 18, 2011, the Company acquired 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd"), on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico Eagle shares. The acquisition was accounted for as a business combination and goodwill of $29.2 million was recognized on the Company's consolidated balance sheets.

  On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico Eagle shares valued at $2.4 million. The non-controlling interest as reported on the December 31, 2011 consolidated balance sheets of the Company was eliminated as a result of this transaction.

GENERAL AND ADMINISTRATIVE	3 Months Ended
Mar. 31, 2013
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

15.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the general and administrative line item of the interim unaudited consolidated statements of income and comprehensive income during the three months ended March 31, 2011.

  During the subsequent months of 2011 and 2012, the Company received $4.6 million of insurance proceeds and had a remaining insurance receivable of $6.6 million as at December 31, 2012 within the other current assets line item of the interim unaudited consolidated balance sheets. During the first three months of 2013, the Company received nil of insurance proceeds and had a remaining insurance receivable of $6.6 million as at March 31, 2013.

SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.   SUBSEQUENT EVENTS

  On April 9, 2013, the Company announced that it had entered into a subscription agreement for 26,966,292 units of Sulliden Gold Corporation Ltd. ("Sulliden") at a non-brokered private placement price of C$0.89 per unit for total consideration of C$24.0 million. Each unit is comprised of one common share of Sulliden and 0.7 of one common share purchase warrant, representing 9.96% of the issued and outstanding common shares of Sulliden. Each whole common share purchase warrant entitles the holder to acquire one common share of Sulliden at a price of C$1.31 for a period of two years from the April 12, 2013 closing date.

  On April 23, 2013, the Company announced that it had entered into a subscription agreement for 6,250,000 units of Kootenay Silver Inc. ("Kootenay") at a non-brokered private placement price of C$0.76 per unit for total consideration of C$4.8 million. Each unit is comprised of one common share of Kootenay and one-half of one common share purchase warrant, representing 9.96% of the issued and outstanding common shares of Kootenay. Each whole common share purchase warrant entitles the holder to acquire one common share of Kootenay at a price of C$1.08 for a period of two years from the April 26, 2013 closing date.

  On April 30, 2013, Agnico Eagle announced that the Board approved the payment of a quarterly cash dividend of $0.22 per common share, payable on June 17, 2013 to holders of record of the common shares of the Company on June 3, 2013.

SECURITIES CLASS ACTION LAWSUITS	3 Months Ended
Mar. 31, 2013
SECURITIES CLASS ACTION LAWSUITS
SECURITIES CLASS ACTION LAWSUITS

17.   SECURITIES CLASS ACTION LAWSUITS

  On November 7, 2011 and November 22, 2011, the Company and certain current and former officers who also are, or were, directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., respectively, which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the court entered an order consolidating the actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointed a lead plaintiff (not one of the plaintiffs who filed the original complaints). On April 6, 2012, the lead plaintiff served its Consolidated Complaint (the "Complaint"). The Complaint names the Company, its current Chief Executive Officer and its former President and Chief Operating Officer as defendants and purports to be brought on behalf of all persons and entities who purchased or otherwise acquired the Company's publicly traded securities in the United States or on a U.S. exchange during the period July 28, 2010 through October 19, 2011 (the "Class Period"). The Complaint alleges, among other things, that defendants violated U.S. securities laws by misrepresenting the Company's gold reserves and the status, ability to operate and projected production of its Goldex mine. The Complaint seeks, among other things, (i) a determination that the action is a proper class action and (ii) an award of unspecified damages, attorneys' fees and expenses. On June 6, 2012, the Company and the other defendants filed a motion, pursuant to the Private Securities Litigation Reform Act and Rules 9(b) and 12(b)(6) of the Federal Rules of Civil Procedure, to dismiss the Consolidated Complaint, for failure to state a claim upon which relief could be granted. On January 14, 2013, Judge Oetken granted the Company's motion to dismiss the Complaint and all claims therein and denied the plaintiffs' request for leave to amend the Complaint. On February 12, 2013, the plaintiffs filed a Notice of Appeal to the United States Court of Appeals for the Second Circuit. No date has been set for the appeal.

  On March 8, 2012 and April 10, 2012, a Notice of Action and Statement of Claim (collectively, the "Ontario Claim") were issued by William Leslie, AFA Livforsakringsaktiebolag and certain other entities against the Company and certain of its current and former officers and directors. On September 27, 2012, the plaintiffs issued a Fresh as Amended Statement of Claim. The Fresh as Amended Statement of Claim alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011, excluding persons resident or domiciled in the Province of Quebec at the time they purchased or acquired such securities. The plaintiffs seek, among other things, damages of C$250.0 million and to certify the Ontario Claim as a class action. The plaintiffs brought motions for leave to commence an action under s. 138 of the Securities Act (Ontario) (the "OSA") and to certify the action as a class action. On April 17, 2013, the Court issued Orders granting the plaintiffs leave to commence an action under s. 138 of the OSA and certifying the action as a class action on behalf of persons who acquired securities of the Company over the TSX or certain other Canadian alternative exchanges, or in exchange for shares of Comaplex Minerals Corp. by way of a plan of arrangement completed on or around July 6, 2010, and continued to hold some or all of those securities on one or both of July 28, 2011 and October 19, 2011, except for certain defined excluded persons. The Company intends to vigorously defend the Ontario Claim.

  On April 12, 2012, two senior officers of the Company were served with a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff (the "Quebec Motion"). The action is on behalf of all persons and entities residing or domiciled in Quebec who acquired securities of the Company between March 26, 2010 and October 19, 2011. The proposed class action is for damages of C$100.0 million arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex mine. On October 15, 2012, the plaintiffs served an amended Quebec Motion seeking leave to commence an action under the Securities Act (Quebec) in addition to seeking authorization to institute a class action. No date has been set for the hearing to argue the Quebec Motion. The Company intends to vigorously contest the Quebec Motion and defend the claim.

COMPARATIVE FIGURES	3 Months Ended
Mar. 31, 2013
COMPARATIVE FIGURES
COMPARATIVE FIGURES

18.   COMPARATIVE FIGURES

  Certain figures in the comparative interim unaudited consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2013 interim unaudited consolidated financial statements.

FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2013
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

  The following table summarizes the Company's financial assets and liabilities measured at fair value as at March 31, 2013 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$70,526	$—	$70,526
Available-for-sale securities(ii)	55,309	—	—	55,309
Fair value of derivative financial instruments(iii)	—	5,308	—	5,308

	$55,309	$75,834	$—	$131,143

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$700	$—	$700

  The following table details the Company's financial assets and liabilities measured at fair value as at December 31, 2012 within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables(i)	$—	$67,750	$—	$67,750
Available-for-sale securities(ii)	44,719	—	—	44,719
Fair value of derivative financial instruments(iii)	—	2,112	—	2,112

	$44,719	$69,862	$—	$114,581

Financial liabilities:
Fair value of derivative financial instruments(iii)	$—	$277	$—	$277

  (i)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (ii)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	3 Months Ended
Mar. 31, 2013
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

	As at March 31, 2013			As at December 31, 2012
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,356,797	$106,852	$1,249,945	$1,356,227	$86,839	$1,269,388
Plant and equipment	2,552,940	663,985	1,888,955	2,538,328	617,826	1,920,502
Mine development costs	956,226	233,988	722,238	918,482	237,967	680,515
Construction in Progress:
Meliadine project	146,436	—	146,436	133,840	—	133,840
La India project	75,691	—	75,691	32,553	—	32,553
Goldex mine M and E zones	45,872	—	45,872	30,658	—	30,658

	$5,133,962	$1,004,825	$4,129,137	$5,010,088	$942,632	$4,067,456

SHAREHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2013
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at March 31, 2013	172,376,107
Employee stock options	11,726,491
Warrants	8,600,000
RSU plan	491,417

193,194,015

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended March 31,
	2013	2012
Net income for the period	$23,859	$78,548

Weighted average number of common shares outstanding — basic (in thousands)	172,280	170,837
Add: Dilutive impact of employee stock options	—	—
Dilutive impact of warrants	—	—
Dilutive impact of shares related to RSU plan	343	180

Weighted average number of common shares outstanding — diluted (in thousands)	172,623	171,017

Net income per share — basic	$0.14	$0.46

Net income per share — diluted	$0.14	$0.46

Schedule of changes in accumulated other comprehensive loss by component

	Cumulative Translation Adjustment	Available-for-sale Securities	Derivative Financial Instruments	Pension Benefits	Total
Balance December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)
Other comprehensive (loss) income before reclassifications	—	(173)	81	—	(92)
Tax expense	—	—	(19)	—	(19)
Amounts reclassified from accumulated other comprehensive loss	—	10,995	10	131	11,136
Tax expense	—	—	(3)	(34)	(37)

Net current-period other comprehensive income	—	10,822	69	97	10,988

Balance March 31, 2013	$(16,206)	$3,142	$206	$(3,465)	$(16,323)

STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2013
STOCK-BASED COMPENSATION
Employee Stock option activity

	Three Months Ended March 31, 2013		Three Months Ended March 31, 2012
	Number of Employee Stock Options	Weighted Average Exercise Price	Number of Employee Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	10,587,126	C$56.60	8,959,051	C$62.88
Granted	2,803,000	52.13	3,228,000	36.96
Exercised	(212,500)	37.06	—	—
Forfeited	(156,500)	61.88	90,000	60.30
Expired	(1,294,635)	54.44	449,150	48.09

Outstanding, end of period	11,726,491	C$56.05	11,647,901	C$56.29

Exercisable, end of period	7,505,295	C$59.41	7,246,739	C$59.09

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Three Months Ended March 31,
	2013	2012
Risk-free interest rate	1.49%	1.23%
Expected life of employee stock options (in years)	2.7	2.7
Expected volatility of Agnico Eagle's share price	35.0%	37.5%
Expected dividend yield	1.73%	2.17%

AVAILABLE-FOR-SALE SECURITIES (Tables)	3 Months Ended
Mar. 31, 2013
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at March 31, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$38,387	$4,352
Unrealized gains in accumulated other comprehensive loss	4,753	1,902

Estimated fair value	43,140	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	13,654	48,047
Unrealized losses in accumulated other comprehensive loss	(1,485)	(9,582)

Estimated fair value	12,169	38,465

Total estimated fair value of available-for-sale securities	$55,309	$44,719

LONG-TERM DEBT (Tables)	3 Months Ended
Mar. 31, 2013
2012 Notes
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$100,000	4.87%	7/23/2022
Series B	100,000	5.02%	7/23/2024

	$200,000

2010 Notes
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to derivative financial instruments

	Three Months Ended March 31,
	2013	2012
Accumulated other comprehensive loss, beginning of period	$(260)	$(4,404)
Other comprehensive gain — foreign exchange derivative financial instruments	81	7,274
Reclassification to the interim unaudited consolidated statements of income	10	(510)

Accumulated other comprehensive income, end of period	$(169)	$2,360

Summary of the amounts recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income

	Three Months Ended March 31,
	2013	2012
Premiums realized on written foreign exchange call options	$684	$419
Mark-to-market gain on derivative equity contracts	2,298	—
Realized gain on zinc derivative financial instruments	—	476

Gain on derivative financial instruments	$2,982	$895

SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2013
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended March 31, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$259,688	$(168,102)	$—	$(51,516)	$1,352	$41,422
Latin America	88,596	(34,769)	—	(9,965)	(17,344)	26,518
Europe	72,138	(27,182)	—	(8,590)	11,120	47,486
Exploration	—	—	(8,571)	—	1,214	(7,357)

	$420,422	$(230,053)	$(8,571)	$(70,071)	$(3,658)	$108,069

Segment income						$108,069
Corporate and other:
Interest and sundry expense						(212)
Impairment loss on available-for-sale securities						(10,995)
Gain on derivative financial instruments						2,982
General and administrative						(37,320)
Interest expense						(13,916)

Income before income and mining taxes						$48,608

Three Months Ended March 31, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Loss	Segment Income (Loss)
Canada	$293,559	$(153,844)	$(11,713)	$(47,105)	$(8,613)	$72,284
Latin America	104,296	(35,161)	—	(10,053)	(5,744)	53,338
Europe	75,079	(26,030)	—	(7,395)	(1,064)	40,590
Exploration	—	—	(11,395)	—	(96)	(11,491)

	$472,934	$(215,035)	$(23,108)	$(64,553)	$(15,517)	$154,721

Segment income						$154,721
Corporate and other:
Interest and sundry income						269
Gain on derivative financial instruments						895
General and administrative						(33,928)
Interest expense						(14,447)

Income before income and mining taxes						$107,510

Segment assets by geographical area

	Total Assets as at
	March 31, 2013	December 31, 2012
Canada	$3,234,265	$3,280,158
Latin America	1,113,157	1,069,379
Europe	839,500	846,941
Exploration	63,898	59,641

	$5,250,820	$5,256,119

FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Level 1
Financial assets:
Available-for-sale securities	$ 55,309	$ 44,719
Total financial assets	55,309	44,719
Level 2
Financial assets:
Trade receivables	70,526	67,750
Fair value of derivative financial instruments	5,308	2,112
Total financial assets	75,834	69,862
Financial liabilities:
Fair value of derivative financial instruments	700	277
Total
Financial assets:
Trade receivables	70,526	67,750
Available-for-sale securities	55,309	44,719
Fair value of derivative financial instruments	5,308	2,112
Total financial assets	131,143	114,581
Financial liabilities:
Fair value of derivative financial instruments	$ 700	$ 277

PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Mine Development
Cost	$ 5,133,962	$ 5,010,088
Accumulated Amortization	1,004,825	942,632
Net Book Value	4,129,137	4,067,456
Mining properties
Property, Plant and Mine Development
Cost	1,356,797	1,356,227
Accumulated Amortization	106,852	86,839
Net Book Value	1,249,945	1,269,388
Plant and equipment
Property, Plant and Mine Development
Cost	2,552,940	2,538,328
Accumulated Amortization	663,985	617,826
Net Book Value	1,888,955	1,920,502
Mine development costs
Property, Plant and Mine Development
Cost	956,226	918,482
Accumulated Amortization	233,988	237,967
Net Book Value	722,238	680,515
Meliadine project
Property, Plant and Mine Development
Cost	146,436	133,840
Net Book Value	146,436	133,840
La India project
Property, Plant and Mine Development
Cost	75,691	32,553
Net Book Value	75,691	32,553
Goldex mine M and E zones
Property, Plant and Mine Development
Cost	45,872	30,658
Net Book Value	$ 45,872	$ 30,658

SHAREHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		0 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jan. 02, 2012 RSU	Dec. 31, 2009 RSU	Mar. 31, 2013 RSU	Mar. 31, 2012 RSU
Shareholders' equity
Vesting Period			3 years	2 years
Amount transferred to an employee benefit trust to fund restricted share unit plan					$ 19,000,000	$ 12,000,000
Common shares outstanding at March 31, 2013	172,376,107
Employee stock options (in shares)	11,726,491
Warrants (in shares)	8,600,000
RSU plan (in shares)	491,417
Maximum number of common shares (in shares)	193,194,015
Net income per share
Net income for the period	$ 23,859,000	$ 78,548,000
Weighted average number of common shares outstanding - basic	172,280,000	170,837,000
Dilutive impact of shares related to RSU plan	343,000	180,000
Weighted average number of common shares outstanding - diluted	172,623,000	171,017,000
Net income per share - basic (in dollars per share)	$ 0.14	$ 0.46
Net income per share - diluted (in dollars per share)	$ 0.14	$ 0.46

SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended				3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Cumulative Translation Adjustment	Dec. 31, 2012 Cumulative Translation Adjustment	Mar. 31, 2013 Available-for-sale Securities	Mar. 31, 2013 Derivative Financial Instruments	Mar. 31, 2013 Pension Benefits
Changes in accumulated other comprehensive loss by component
Accumulated other comprehensive income (loss), beginning of period	$ (27,311)		$ (16,206)	$ (16,206)	$ (7,680)	$ 137	$ (3,562)
Other comprehensive (loss) income before reclassifications	(92)				(173)	81
Tax expense	(19)					(19)
Amounts reclassified from accumulated other comprehensive loss	11,136				10,995	10	131
Tax expense	(37)					(3)	(34)
Net current-period other comprehensive income	10,988	(9,875)			10,822	69	97
Accumulated other comprehensive income (loss), end of period	$ (16,323)		$ (16,206)	$ (16,206)	$ 3,142	$ 206	$ (3,465)

STOCK-BASED COMPENSATION (Details) (CAD)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stock options activity
Options outstanding, end of year (in shares)	11,726,491
Employee Stock Option Plan
Stock options activity
Options outstanding, beginning of year (in shares)	10,587,126	8,959,051
Granted (in shares)	2,803,000	3,228,000
Exercised (in shares)	(212,500)
Forfeited (in shares)	(156,500)	(90,000)
Expired (in shares)	(1,294,635)	(449,150)
Options outstanding, end of year (in shares)	11,726,491	11,647,901
Options exercisable at end of period (in shares)	7,505,295	7,246,739
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)	56.6	62.88
Granted, weighted average exercise price (in Canadian dollars per share)	52.13	36.96
Exercised, weighted average exercise price (in Canadian dollars per share)	37.06
Forfeited, weighted average exercise price (in Canadian dollars per share)	61.88	60.3
Expired - weighted-average exercise price (in Canadian dollars per share)	54.44	48.09
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)	56.05	56.29
Options exercisable at end of period (in Canadian dollars per share)	59.41	59.09

STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.49%	1.23%
Expected life of employee stock options (in years)	2 years 8 months 12 days	2 years 8 months 12 days
Expected volatility of the Company's share price (as a percent)	35.00%	37.50%
Expected dividend yield (as a percent)	1.73%	2.17%

AVAILABLE-FOR-SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Schedule of Available-for-sale Securities
Estimated fair value	$ 55,309		$ 44,719
Other than temporary impairment loss on available-for-sale securities	10,995
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	38,387		4,352
Unrealized gains (losses) in accumulated other comprehensive loss	4,753		1,902
Estimated fair value	43,140		6,254
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	13,654		48,047
Unrealized gains (losses) in accumulated other comprehensive loss	(1,485)		(9,582)
Estimated fair value	12,169		38,465
Other than temporary impairment loss on available-for-sale securities	$ 11,000
Maximum duration of impairment for investments in available-for-sale securities	3 months

LONG-TERM DEBT (Details) (USD $)	3 Months Ended						3 Months Ended			0 Months Ended			0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Credit Facilities	Mar. 31, 2012 Credit Facilities	Dec. 31, 2012 Credit Facilities	Jun. 22, 2010 Credit Facilities	Mar. 31, 2013 Guaranteed senior unsecured notes	Mar. 31, 2012 Guaranteed senior unsecured notes	Jul. 24, 2012 2012 Notes	Jul. 24, 2012 Series A maturing in 2022	Jul. 24, 2012 Series B maturing in 2024	Apr. 07, 2010 2010 Notes	Apr. 07, 2010 Series A maturing in 2017	Apr. 07, 2010 Series B maturing in 2020	Apr. 07, 2010 Series C maturing in 2022
Debt instrument
Maximum borrowing capacity of line of credit						$ 900,000,000
Amount available under credit facilities after amendment						1,200,000,000
Amount drawn down on the credit facility					30,000,000
Availability under credit facility			1,198,900,000
Outstanding notes									200,000,000			600,000,000
Proceeds from private placement of guaranteed senior unsecured notes										100,000,000	100,000,000		115,000,000	360,000,000	125,000,000
Interest rate (as a percent)										4.87%	5.02%		6.13%	6.67%	6.77%
Weighted average maturity term on guaranteed senior unsecured notes									11 years			9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)									4.95%			6.59%
Interest expense	13,916,000	14,447,000
Cash interest payments	6,832,000	4,093,000		1,700,000			4,900,000
Cash standby fees			1,200,000	1,000,000
Interest expense capitalized to construction property, plant and mine development	$ 1,100,000	$ 200,000

FINANCIAL INSTRUMENTS (Details)	3 Months Ended						3 Months Ended				6 Months Ended	3 Months Ended								3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 Zinc USD ($) item	Mar. 31, 2012 Zinc USD ($)	Mar. 31, 2013 Heating oil item	Mar. 31, 2012 Heating oil item	Mar. 31, 2013 Call Options Written USD ($) item	Mar. 31, 2012 Call Options Written USD ($) item	Mar. 31, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures USD ($) item	Mar. 31, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures CAD	Jun. 30, 2012 Expected 2012 diesel fuel exposure Heating oil gal	Mar. 31, 2013 Expected 2013 diesel fuel exposure Heating oil Designated as hedges USD ($)	Jun. 30, 2012 Expected 2013 diesel fuel exposure Heating oil Designated as hedges gal	Mar. 31, 2013 Foreign exchange derivative USD ($)	Mar. 31, 2012 Foreign exchange derivative USD ($)	Mar. 31, 2013 Equity derivative USD ($)	Mar. 31, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures USD ($)	Jun. 30, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures item	Mar. 31, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures CAD	Mar. 31, 2013 Foreign exchange and other derivative financial instruments USD ($)	Mar. 31, 2012 Foreign exchange and other derivative financial instruments USD ($)
Derivative
Amount of expenditures hedged									$ 225,000,000								$ 45,000,000
Amount of expenditures hedged, expiring each month									25,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)										1.01									1.03
Gain (loss) on derivative financial instruments	2,982,000	895,000							500,000								0
Gain recognized in interim consolidated statement of income and comprehensive income				476,000
Number of derivative instruments outstanding			0			0	0	0	0									0
Notional amount											9,500,000		500,000
Average price (in dollars per gallon)											2.97		2.45
Percentage of Meadowbank's expected exposure											55.00%		3.00%
Unrealized mark-to-market (gain) loss												100,000				(2,298,000)	100,000
Number of derivative instruments expired					0
Changes in AOCL balances recorded in the interim consolidated financial statements pertaining to derivative financial instruments
Accumulated other comprehensive income (loss), beginning of period	(27,311,000)																			(260,000)	(4,404,000)
Other comprehensive gain									2,400,000					81,000	7,274,000
Reclassification to the interim unaudited consolidated statements of income																				10,000	(510,000)
Accumulated other comprehensive income (loss), end of period	(16,323,000)																			(169,000)	2,360,000
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option							684,000	419,000
Mark-to-market gain on derivative												(100,000)				2,298,000	(100,000)
Realized gain on zinc derivative financial instruments				476,000
Gain on derivative financial instruments	$ 2,982,000	$ 895,000							$ 500,000								$ 0

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 152.6

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Segment reporting Information
Goodwill	$ 229,279		$ 229,279
Revenues from Mining Operations	420,422	472,934
Production Costs	(230,053)	(215,035)
Exploration and Corporate Development	(8,571)	(23,108)
Amortization of Property Plant and Mine Development	(70,071)	(64,553)
Foreign currency translation Loss	(3,658)	(15,517)
Segment Income (Loss)	108,069	154,721
Interest and sundry expense	(212)	269
Impairment loss on available-for-sale securities	(10,995)
Gain on derivative financial instruments	2,982	895
General and administrative expenses	(37,320)	(33,928)
Long-term debt interest costs	(13,916)	(14,447)
Income before income and mining taxes	48,608	107,510
Total Assets	5,250,820		5,255,842
Canada
Segment reporting Information
Revenues from Mining Operations	259,688	293,559
Production Costs	(168,102)	(153,844)
Exploration and Corporate Development		(11,713)
Amortization of Property Plant and Mine Development	(51,516)	(47,105)
Foreign currency translation Loss	1,352	(8,613)
Segment Income (Loss)	41,422	72,284
Total Assets	3,234,265		3,280,158
Canada | Meliadine Mine Project
Segment reporting Information
Goodwill	200,100
Latin America
Segment reporting Information
Revenues from Mining Operations	88,596	104,296
Production Costs	(34,769)	(35,161)
Amortization of Property Plant and Mine Development	(9,965)	(10,053)
Foreign currency translation Loss	(17,344)	(5,744)
Segment Income (Loss)	26,518	53,338
Total Assets	1,113,157		1,069,379
Latin America | La India Mine Project
Segment reporting Information
Goodwill	29,200
Europe
Segment reporting Information
Revenues from Mining Operations	72,138	75,079
Production Costs	(27,182)	(26,030)
Amortization of Property Plant and Mine Development	(8,590)	(7,395)
Foreign currency translation Loss	11,120	(1,064)
Segment Income (Loss)	47,486	40,590
Total Assets	839,500		846,941
Exploration
Segment reporting Information
Exploration and Corporate Development	(8,571)	(11,395)
Foreign currency translation Loss	1,214	(96)
Segment Income (Loss)	(7,357)	(11,491)
Total Assets	63,898		59,641
Corporate and Other Income (Loss)
Segment reporting Information
Segment Income (Loss)	108,069	154,721
Interest and sundry expense	(212)	269
Impairment loss on available-for-sale securities	(10,995)
Gain on derivative financial instruments	2,982	895
General and administrative expenses	(37,320)	(33,928)
Long-term debt interest costs	(13,916)	(14,447)
Income before income and mining taxes	$ 48,608	$ 107,510

RECLAMATION PROVISION (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Goldex mine
Environmental remediation liability
Environmental remediation			$ 2,500,000
Environmental remediation liability			20,100,000
Environmental remediation liability, current	$ 14,158,000	$ 16,816,000	$ 9,500,000

ACQUISITIONS (Details) (Grayd, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Jan. 23, 2012	Nov. 18, 2011
Grayd
Business acquisition details
Percentage of outstanding shares acquired		94.77%
Total purchase price	$ 11.8	$ 222.1
Cash payable to total consideration	9.3	166
Shares issued for acquisition of mining property	68,941	1,250,477
Goodwill recognized from business combination		29.2
Newly issued Agnico Eagle shares value	$ 2.4

GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		24 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2011	Dec. 31, 2012
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 6.9
Costs related to disposal of property	7.4
Insurance receivable	11.2	6.6	11.2	6.6
Loss due to fire recognized in the General and Administrative			3.1
Insurance proceeds received				$ 4.6

SUBSEQUENT EVENTS (Details) (Subsequent event) In Millions, except Share data, unless otherwise specified	Apr. 30, 2013 USD ($)	Apr. 09, 2013 Sulliden CAD equityUnit	Apr. 23, 2013 Kootenay CAD equityUnit
Subsequent event disclosures
Number of units subscribed		26,966,292	6,250,000
Consideration per unit (in Canadian dollars per unit)		0.89	0.76
Total consideration value		24	4.8
Number of common shares included in each unit		1	1
Number of common shares purchase warrants included in each unit		0.7	0.5
Percentage of issued shares to total outstanding shares		9.96%	9.96%
Number of common shares which each warrant may purchase		1	1
Exercise price (in Canadian dollars per share)		1.31	1.08
Warrant exercise period		2 years	2 years
Payment of a quarterly cash dividend (in dollars per share)	$ 0.22

SECURITIES CLASS ACTION LAWSUITS (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Nov. 30, 2011 Goldex mine item	Mar. 31, 2013 Goldex Mine Ontario Claim	Apr. 12, 2012 Goldex Mine Claim 2 item	Mar. 31, 2013 Goldex Mine Claim 2
Securities class action lawsuits
Number of putative class actions against entity (in lawsuits)	2
Damages sought by plaintiffs (in dollars)		250		100
Number of directors issued with notice of motion for leave to Institute Class Action and for Appointment of Representative Plaintiff			2